SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment: [  ]; Amendment Number: ____________

         This Amendment (Check only one):    [  ]    is a restatement.
                                             [  ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Randolph Company, Inc.
Address:   4200 Malsbary Road
           Cincinnati, Ohio 45242

Form 13F File Number: ____ _________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carter F. Randolph, PhD
Title:     Chief Compliance Officer
Phone:     (513) 891-7144

Signature, Place, and Date of Signing:


/s/ Carter F. Randolph,   Cincinnati Ohio,        April 20, 2011
Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                        -------------


Form 13F Information Table Entry Total:           51
                                        -------------

Form 13F Information Table Value Totals     $ 456,414
                                        ------------
                                         (thousands)

List of Other Included Managers:    N/A

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this report is filed (other than the one filing this report).

FORM 13F INFORMATION TABLE
			MARKET
	TITLE OF		VALUE	SHRS or	SH/	PUT/	INVSTMT 	OTHER 	  VOTING AUTHORITY
NAME OF ISSUER	 CLASS	CUSIP	(X $1,000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	Sole	Shared	None
APACHE CORP COM	COM	037411105	787	6150	SH		SOLE		0	0	6150
ARM HOLDINGS PLC-SPONS ADR COM	COM	042068106	3269	121200	SH		SOLE		0	0	121200
AT&T INC COM	COM	00206R102	10007	333000	SH		SOLE		0	0	333000
BARRICK GOLD CORP COM	COM	067901108	5611	110700	SH		SOLE		0	0	110700
BP PLC SPONS ADR	ADR	055622104	240	5364	SH		SOLE		0	0	5364
BRISTOL-MYERS SQUIBB CM	COM	110122108	10294	383550	SH		SOLE		0	0	383550
CHEVRON CORP COM	COM	166764100	12722	118490	SH		SOLE		0	0	118490
CHUBB CORP COM	COM	171232101	10492	173800	SH		SOLE		0	0	173800
CIMAREX ENERGY CO COM	COM	171798101	1137	9950	SH		SOLE		0	0	9950
CISCO SYSTEMS INC COM	COM	17275R102	324	18600	SH		SOLE		0	0	18600
COMMONWEALTH REIT COM	COM	203233101	8067	313995	SH		SOLE		0	0	313995
CONOCOPHILLIPS CORP COM	COM	20825C104	14219	180420	SH		SOLE		0	0	180420
ELI LILLY & CO COM	COM	532457108	208	6000	SH		SOLE		0	0	6000
ENCANA CORPORATION COM	COM	292505104	1112	32525	SH		SOLE		0	0	32525
FIRST FINANCIAL BANCORP (OH) COM	COM	320209109	3144	193019	SH		SOLE		0	0	193019
FRONTIER COMMUNICATIONS CORP COM	COM	35906A108	530	67219	SH		SOLE		0	0	67219
GENERAL MILLS INC COM	COM	370334104	9357	255656	SH		SOLE		0	0	255656
GILEAD SCIENCES INC COM	COM	375558103	2613	62132	SH		SOLE		0	0	62132
HEINZ H J CO COM	COM	423074103	252	5160	SH		SOLE		0	0	5160
HONEYWELL INTERNATIONAL INC COM	COM	438516106	12905	216530	SH		SOLE		0	0	216530
HUNTINGTON BANCSHARES INC COM	COM	446150401	2856	2423	SH		SOLE		0	0	2423
INTEL CORP COM	COM	458140100	8763	432094	SH		SOLE		0	0	432094
ISHARES MSCI EAFE INDEX FUND	ETF	464287465	256	4295	SH		SOLE		0	0	4295
ISHARES MSCI EMERGING MKTS	ETF	464287234	3925	82385	SH		SOLE		0	0	82385
ITRON INC COM	COM	465741106	1087	19830	SH		SOLE		0	0	19830
MARKET VECTORS VIETNAM ETF	ETF	57060U761	775	32680	SH		SOLE		0	0	32680
MEDTRONIC INC COM	COM	585055106	383	9750	SH		SOLE		0	0	9750
MERIDIAN BIOSCIENCE INC COM	COM	589584101	3010	129000	SH		SOLE		0	0	129000
NOBLE CORP COM	COM	H5833N103	7553	166100	SH		SOLE		0	0	166100
NORDIC AMER TANKER SHIPPING ORD	COM	G65773106	4067	161000	SH		SOLE		0	0	161000
NORFOLK SOUTHERN CORP COM	COM	655844108	12044	173144	SH		SOLE		0	0	173144
OILSANDS QUEST INC COM	COM	678046103	5	10000	SH		SOLE		0	0	10000
ONEOK INC CM (NEW)	COM	682680103	2586	39600	SH		SOLE		0	0	39600
ORACLE CORP COM	COM	68389X105	12501	377000	SH		SOLE		0	0	377000
PEPSICO INC COM	COM	713448108	3888	60600	SH		SOLE		0	0	60600
PETROLEO BRASILEIRO SA COM	COM	71654V408	6934	172700	SH		SOLE		0	0	172700
PNC FINL CORP COM	COM	693475105	4318	69614	SH		SOLE		0	0	69614
POWERSHARES DB AGRICULTURE FUND	ETF	73936B408	5581	165400	SH		SOLE		0	0	165400
POWERSHARES DB COMM IND FD ETF	ETF	73935S105	10508	349350	SH		SOLE		0	0	349350
PROCTER GAMBLE CO COM	COM	742718109	202945	3311766	SH		SOLE		0	0	3311766
QUALCOMM INC COM	COM	747525103	5200	96448	SH		SOLE		0	0	96448
ROYAL DUTCH SHELL PLC COM CLASS A	COM	780259206	234	3239	SH		SOLE		0	0	3239
RPM INTERNATIONAL INC COM	COM	749685103	673	28700	SH		SOLE		0	0	28700
SMUCKER J M CO COM	COM	832696405	4324	60220	SH		SOLE		0	0	60220
STRAYER EDUCATION INC COM	COM	863236105	3316	26100	SH		SOLE		0	0	26100
SYNGENTA AG SPONSORED ADR ADR	ADR	87160A100	9361	144150	SH		SOLE		0	0	144150
TD AMERITRADE HOLDING CORP COM	COM	87236Y108	1071	51800	SH		SOLE		0	0	51800
TEVA PHARMACEUTICAL INDS LTD ADR	ADR	881624209	8185	163700	SH		SOLE		0	0	163700
TIME WARNER INC COM	COM	887317303	10540	301411	SH		SOLE		0	0	301411
TORONTO DOMINION BK ONT COM NEW	COM	891160509	11351	130400	SH		SOLE		0	0	130400
VCA ANTECH INC COM	COM	918194101	883	35950	SH		SOLE		0	0	35950